Intangible Assets (Details 1) (USD $)	Jun. 30, 2013
Summary of amortization expense of intangible assets
June 30, 2014	$ 456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$ 3,512,767